Debt	12 Months Ended
Dec. 31, 2024
Debt
Debt

6.   Debt

As of  December 31, 2024, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction, or to refinance such original financings, and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 19 vessels as of December 31, 2024. Ardmore and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and Ardmore has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default.

The outstanding principal balances in the table below approximate the fair value for the Company’s variable-rate debt, which is considered to be a Level 2 item for fair value purposes as the Company considers the estimate of rates it could obtain for similar debt.  The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability.

The outstanding principal balances on each loan facility as of December 31, 2024 and 2023 were as follows:

	As of December 31
In thousands of U.S. Dollars	2024	2023
Nordea/SEB Revolving Facility	37,500	—
ABN/CACIB Joint Bank Facility	—	45,872
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	1,296	932
Total debt	38,796	46,804
Deferred finance fees	—	(778)
Net total debt	38,796	46,026
Current portion of long-term debt	—	6,713
Current portion of deferred finance fees	—	(277)
Total current portion of long-term debt	—	6,436
Non-current portion of long-term debt	38,796	39,590

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2024
2025	—
2026	1,296
2027	37,500
2028	—
38,796

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of Ardmore’s subsidiaries entered into a $185.5 million sustainability-linked revolving credit facility with Nordea and SEB (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels, including six vessels previously financed under lease arrangements. Interest is calculated at a rate of SOFR plus 2.5% (Adjusted SOFR, equivalent to LIBOR, plus a margin of 2.25%). The revolving credit facility may be drawn down or repaid with five days‘ notice. The revolving credit facility matures in June 2027. As of December 31, 2024, $37.5 million of the revolving credit facility was drawn down and $104.4 million was available and undrawn.

ABN/CACIB Joint Bank Term Loan and Revolving Credit Facility

On August 5, 2022, seven of Ardmore’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO Bank N.V (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”) (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels, including three vessels financed under lease arrangements. Interest is calculated at SOFR plus 2.5%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment.

On June 15, 2023, this credit facility was amended to convert 50% of the outstanding balance under the facility into a revolving credit facility with the remaining 50% of the outstanding balance, or $49.2 million, continuing as a term loan facility. On March 14, 2024, the credit facility was further amended to convert the entire term loan outstanding balance under the facility into the revolving credit facility. The revolving credit facility matures in August 2027. As of December 31, 2024, none of the revolving credit facility was drawn down and $78.3 million was undrawn.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2026. As of December 31, 2024, $1.3 million of the revolving credit facility was drawn down and $13.7 million was undrawn.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash; the remaining 40% can include cash and cash equivalents undrawn under the revolving facilities), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of December 31, 2024, was $18.75 million;
●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the applicable facility;
●	maintain an adjusted net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as of December 31, 2024 and 2023.

Interest rates

The following tables set forth the effective interest rate associated with the interest expense for the Company’s debt facilities noted above. The effective interest rate below does not include the effect of any interest rate swap agreements, which the Company may enter into from time to time. The following tables also include the range of interest rates on the debt, excluding the impact of commitment fees, if applicable:

	For the years ended December 31
	2024	2023	2022
Effective interest rate, excluding commitment fees	7.54%	7.83%	4.38%
Range of interest rates (SOFR)	4.69 % to 5.37%	4.50 % to 5.36%	0.10 % to 4.50%

The following table presents the weighted average effective interest rate on the Company’s debt obligations, including the impact on interest from interest rate swap agreements designated as hedging instruments and excluding commitment fees, if applicable, for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31
	2024	2023	2022
Effective interest rate, excluding commitment fees	7.54%	5.80%	1.61%